Receivables, net and Contract assets and liabilities - Receivables, net and Allowance for doubtful accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Receivables, net and Contract assets and liabilities
Trade receivables				$ 6,417	$ 5,967
Other receivables				760	695
Allowance	$ (228)	$ (219)	$ (219)	(357)	(228)
Total receivables, net				6,820	6,434
Contractual retention amounts billed to customers				$ 146	$ 151
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	70.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	18.00%
Allowance for doubtful accounts
Balance at January 1	$ 228	219	202
Transition adjustment	56
Current-period provision for expected credit losses	115	31	50
Write-offs charged against the allowance	(42)	(19)	(17)
Exchange rate differences	0	(3)	(16)
Balance at December 31	$ 357	$ 228	$ 219